SHARE-BASED PAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of fair value measurement inputs and valuation techniques

Nine Months Ended
September 30,
2020
Risk Free Interest Rate	1.54 - 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0%
Expected Life (years)	10.00

	Year Ended December 31,
	2020	2019
Risk Free Interest Rate	0.42% – 0.51%	1.59% – 2.55%
Expected Dividend Yield	0%	0%
Expected Volatility	58%	58%
Expected Life (years)	6.25	6.25
Weighted Average fair value of stock options granted	$0.50	$0.26

Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	914,539	$2.66
Granted	3,012,048	4.58
Conversion of preferred stock warrants upon IPO	51,642	7.66
Exercised	(386,881)	4.57
Forfeited	—	—
Outstanding - September 30, 2021	3,591,348	$4.13
Exercisable at September 30, 2021	3,470,866	$4.10

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding - September 30, 2021	—	$—
Exercisable at September 30, 2021	—	$—

		Weighted
		Average
	Options	Exercise Price
Outstanding – December 31, 2018	1,136,091	$2.34
Granted	168,525	3.28
Exercised	—	—
Forfeited	(220,401)	—
Outstanding – December 31, 2019	1,084,215	$2.50
Granted	91,688	0.94
Exercised	—	—
Forfeited	(12,800)	3.28
Outstanding – December 31, 2020	1,163,103	$2.34
Exercisable at December 31, 2020	880,955	$2.34
Weighted average grant date fair value of options granted during period		$0.500
Weighted average duration (years) to expiration of outstanding options at December 31, 2020		6.02

Summary of information related to stock options under stock plan

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	1,163,103	$2.34
Granted	2,712,000	4.15
Exercised	—	—
Forfeited	—	—
Outstanding - September 30, 2021	3,875,103	$3.62
Exercisable at September 30, 2021	3,084,831	$3.61

Weighted average duration (years) to expiration of outstanding options at September 30, 2021	8.27